Cost of revenue (Tables)	12 Months Ended
Mar. 31, 2026
Cost Of Revenue
Schedule of Cost of Revenue by Major Source

The table reflects cost of revenue by major source for the fiscal years ended March 31, 2026 and 2025:

	Fiscal Years Ended March 31,
	2026	2025	2024
Sales of Software	¥1,164	¥1,057	¥4,072
Consulting Services	7,583	2,879	15,776
Other	13	—	—
Total	¥8,760	¥3,936	¥19,848